Label	Element	Value
PD Small-Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 25, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio and PD Emerging Markets Portfolio (the “Funds”) only.  The changes described in this supplement for all Funds except the PD Emerging Markets Portfolio are effective as of the date of the supplement.  The changes described in this supplement for the PD Emerging Markets Portfolio are currently in effect.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio - At a meeting held on September 18, 2019, the Board of Trustees of Pacific Select Fund (the “Board”) approved a change to these Funds’ diversification policy under the Investment Company Act of 1940, as amended.  Under the revised policy, each of these Funds will continue to track its target index even if the Fund becomes non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the index.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PD Small-Cap Growth Index Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – After the last sentence in the Principal Investment Strategies subsection, the following sentence is added:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is added to the Principal Risks subsection for the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio:

•                 Non-Diversification Risk: In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets.  As a result, the Fund may become non-diversified under the 1940 Act, although it may continue to hold multiple stocks across various sectors.  A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified.  This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.  Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the 1940 Act, although it may continue to hold multiple stocks across various sectors. A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.